Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Jun. 30, 2011	Jun. 30, 2010
Statement of Financial Position [Abstract]
Real estate under to land contracts, less accumulated depreciation	$ 2,606	$ 8,687	$ 0
Property and equipment, less accumulated depreciation	$ 4,428	$ 4,115	$ 0
Series A preferred stock, par value	$ 10	$ 10	$ 10
Series A preferred stock, shares authorized	10,000,000,000	10,000,000,000	10,000,000,000
Series A preferred stock, shares issued and outstanding	0	0	0
Series A preferred stock, par value	$ 0	$ 0	$ 0
Series A preferred stock, shares authorized	90,000,000,000	90,000,000,000	90,000,000,000
Series A preferred stock, shares issued and outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued & outstanding	10,098,713	10,098,713	8,600,000